Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	1 Months Ended	9 Months Ended	1 Months Ended	9 Months Ended
	Sep. 04, 2013	Sep. 30, 2013	Dec. 31, 2002 Series A convertible preferred stock [Member]	Sep. 30, 2013 Series A convertible preferred stock [Member]	Dec. 31, 2012 Series A convertible preferred stock [Member]	Dec. 31, 2011 Series A convertible preferred stock [Member]	Feb. 28, 2005 Series A convertible preferred stock [Member]	Jun. 30, 2004 Series A convertible preferred stock [Member]
Temporary Equity [Line Items]
Reverse stock split	1-for-12.3
Net number of warrants exercised		4,376
Gain (Loss) related the change in fair value of other income		$ 83,000		$ (3,000)
Reclassification of warrant liability to permanent equity		57,000
Outstanding warrant converted into a warrant to purchase, per share		13.00	12.30	12.30			12.30	12.30
Outstanding warrant converted into a warrant to purchase, number of shares			3,902	2,304	83,604	87,506	81,300	2,304
Outstanding warrant converted into a warrant to purchase, expiration			December 2012	January 2014
Reclassification of warrant liability to equity		$ 6,000